Guarantor Statements - Income Statement (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of income statement [Line Items]
Turnover	€ 50,982	€ 53,715	€ 52,713
Operating profit	12,535	8,857	7,801
Pensions and similar obligations	(25)	(96)	(94)
Other income/(losses)	207	173	231
Premium paid on buyback of preference shares		(382)
Net monetary gain arising from hyperinflationary economies	122
Profit before taxation	12,383	8,153	7,469
Taxation	(2,575)	(1,667)	(1,922)
Net profit	9,808	6,486	5,547
Attributable to:
Non-controlling interests	419	433	363
Shareholders' equity	9,389	6,053	5,184
Other comprehensive income	(1,193)	224
Total comprehensive income	8,615	6,710	4,769
Unilever Capital Corporation Subsidiary Issuer [member]
Disclosure of income statement [Line Items]
Net finance income/(costs)		1	1
Profit before taxation		1	1
Net profit before subsidiaries		1	1
Net profit		1	1
Attributable to:
Shareholders' equity		1	1
Total comprehensive income		1	1
Unilever Parent Entities [member]
Disclosure of income statement [Line Items]
Operating profit	1,985	997	269
Net finance income/(costs)	(104)	(109)	(110)
Pensions and similar obligations	(2)	(2)	(3)
Premium paid on buyback of preference shares	(382)
Profit before taxation	1,497	886	156
Taxation	(199)	(165)	(114)
Net profit before subsidiaries	1,298	721	42
Equity earnings of subsidiaries	8,091	5,332	5,142
Net profit	9,389	6,053	5,184
Attributable to:
Shareholders' equity	9,389	6,053	5,184
Other comprehensive income	(24)	(75)	(14)
Total comprehensive income	9,365	5,978	5,170
Unilever United States Inc Subsidiary Guarantor [member]
Disclosure of income statement [Line Items]
Operating profit	(4)	(4)	(5)
Net finance income/(costs)	(426)	(379)	(331)
Pensions and similar obligations	(19)	(24)	(27)
Profit before taxation	(449)	(407)	(363)
Net profit before subsidiaries	(449)	(407)	(363)
Equity earnings of subsidiaries	1,787	1,721	804
Net profit	1,338	1,314	441
Attributable to:
Shareholders' equity	1,338	1,314	441
Other comprehensive income	25	(156)	27
Total comprehensive income	1,363	1,158	468
Non-guarantor Subsidiaries [member]
Disclosure of income statement [Line Items]
Turnover	50,982	53,715	52,713
Operating profit	10,554	7,864	7,537
Net finance income/(costs)	74	88	(29)
Pensions and similar obligations	(4)	(70)	(64)
Other income/(losses)	207	173	231
Premium paid on buyback of preference shares	382	(382)
Net monetary gain arising from hyperinflationary economies	122
Profit before taxation	11,335	7,673	7,675
Taxation	(2,376)	(1,502)	(1,808)
Net profit before subsidiaries	8,959	6,171	5,867
Equity earnings of subsidiaries	(20,326)	(10,298)	(4,559)
Net profit	(11,367)	(4,127)	1,308
Attributable to:
Non-controlling interests	419	433	363
Shareholders' equity	(11,786)	(4,560)	945
Other comprehensive income	(1,194)	455	(791)
Total comprehensive income	(12,561)	(3,672)	517
Unilever Group [member]
Disclosure of income statement [Line Items]
Turnover	50,982	53,715	52,713
Operating profit	12,535	8,857	7,801
Net finance income/(costs)	(456)	(399)	(469)
Pensions and similar obligations	(25)	(96)	(94)
Other income/(losses)	207	173	231
Premium paid on buyback of preference shares		(382)
Net monetary gain arising from hyperinflationary economies	122
Profit before taxation	12,383	8,153	7,469
Taxation	(2,575)	(1,667)	(1,922)
Net profit before subsidiaries	9,808	6,486	5,547
Net profit	9,808	6,486	5,547
Attributable to:
Non-controlling interests	419	433	363
Shareholders' equity	9,389	6,053	5,184
Other comprehensive income	(1,193)	224	(778)
Total comprehensive income	8,615	6,710	4,769
Eliminations [member]
Disclosure of income statement [Line Items]
Equity earnings of subsidiaries	10,448	3,245	(1,387)
Net profit	10,448	3,245	(1,387)
Attributable to:
Shareholders' equity	10,448	3,245	(1,387)
Total comprehensive income	€ 10,448	€ 3,245	€ (1,387)